Other liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Warrants	$ 445,216	$ 2,645,528
PSUs	156,499	682,144
Other liabilities gross	601,715	3,327,672
Less: current portion	176,434	403,610
Non-current portion	$ 425,281	$ 2,924,062